Other Non-Current Assets	6 Months Ended
Jun. 30, 2015
Other Non-Current Assets [Abstract]
Other Non-Current Assets:
8. Other Non-Current Assets:
The amounts included in the accompanying consolidated balance sheets are as follows:
	December 31, 2014	June 30, 2015
Deferred operating expenses	$43,327	$-
Security deposits for derivatives	550	550
Prepaid investments	57,910	-
Intangible assets, net	4,732	-
Above-market acquired time charter contracts	1,373	-
Total	$107,892	$550